13. Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment Tables
Schedule of Changes in property, plant and equipment

	2016	Additions (depreciation)	Disposals	Transfers	2017
Cost of property, plant and equipment, gross
Commutation/transmission equipment	17,232,254	28,694	(57,683)	1,563,575	18,766,840
Fiber optic cables	600,504	3	-	83,464	683,971
Leased handsets	2,071,334	-	(10,502)	120,798	2,181,630
Infrastructure	5,269,043	238	(15,195)	398,754	5,652,840
Informatics assets	1,550,614	113	(1)	64,599	1,615,325
General use assets	675,682	18	(258)	63,997	739,439
Land	40,794	-	-	-	40,794
Construction in progress	1,819,606	2,279,913	5,359	(2,618,812)	1,486,066
Total property, plant and equipment, gross	29,259,831	2,308,979	(78,280)	(323,625)	31,166,905

Accumulated depreciation
Commutation/transmission equipment	(11,969,208)	(1,417,827)	14,054	(22)	(13,373,003)
Fiber optic cables	(242,709)	(47,990)	-	-	(290,699)
Leased handsets	(1,905,228)	(114,370)	3,580	-	(2,016,018)
Infrastructure	(2,224,932)	(482,463)	9,211	306	(2,697,878)
Informatics assets	(1,372,663)	(76,080)	1	48	(1,448,694)
General use assets	(460,561)	(41,491)	258	(331)	(502,125)
Total accumulated depreciation	(18,175,301)	(2,180,221)	27,104	1	(20,328,417)

Property, plant and equipment, net
Commutation/transmission equipment	5,263,046	(1,389,133)	(43,629)	1,563,553	5,393,837
Fiber optic cables	357,795	(47,987)	-	83,464	393,272
Leased handsets	166,106	(114,370)	(6,922)	120,798	165,612
Infrastructure	3,044,111	(482,225)	(5,984)	399,060	2,954,962
Informatics assets	177,951	(75,967)	-	64,647	166,631
General use assets	215,121	(41,473)	-	63,666	237,314
Land	40,794	-	-	-	40,794
Construction in progress	1,819,606	2,279,913	5,359	(2,618,812)	1,486,066
Total property, plant and equipment, net	11,084,530	128,758	(51,176)	(323,624)	10,838,488

	Balance in 2015	Additions (depreciation)	Disposals	Transfers	Balance in 2016
Cost of property, plant and equipment, gross
Commutation/transmission equipment	16,164,178	-	(57,363)	1,125,439	17,232,254
Fiber optic cables	563,995	-	(19)	36,528	600,504
Leased handsets	1,952,079	7	(26,089)	145,337	2,071,334
Infrastructure	4,933,743	107,828	(127,470)	354,942	5,269,043
Informatics assets	1,501,480	-	(5,482)	54,616	1,550,614
General use assets	650,580	-	(24,163)	49,265	675,682
Land	40,794	-	-	-	40,794
Construction in progress	1,119,800	2,433,983	31,950	(1,766,127)	1,819,606

Total property, plant and equipment, gross	26,926,649	2,541,818	(208,636)	-	29,259,831

Accumulated depreciation
Commutation/transmission equipment	(10,653,118)	(1,366,859)	50,769	-	(11,969,208)
Fiber optic cables	(200,123)	(42,589)	3	-	(242,709)
Leased handsets	(1,783,940)	(136,262)	14,974	-	(1,905,228)
Infrastructure	(1,884,692)	(416,085)	75,845	-	(2,224,932)
Informatics assets	(1,296,837)	(81,267)	5,441	-	(1,372,663)
General use assets	(440,591)	(40,944)	20,974	-	(460,561)

Total accumulated depreciation	(16,259,301)	(2,084,006)	168,006	-	(18,175,301)

Property, plant and equipment, net
Commutation/transmission equipment	5,511,060	(1,366,859)	(6,594)	1,125,439	5,263,046
Fiber optic cables	363,872	(42,589)	(16)	36,528	357,795
Leased handsets	168,139	(136,255)	(11,115)	145,337	166,106
Infrastructure	3,049,051	(308,257)	(51,625)	354,942	3,044,111
Informatics assets	204,643	(81,267)	(41)	54,616	177,951
General use assets	209,989	(40,944)	(3,189)	49,265	215,121
Land	40,794	-	-	-	40,794
Construction in progress	1,119,800	2,433,983	31,950	(1,766,127)	1,819,606

Total property, plant and equipment, net	10,667,348	457,812	(40,630)	-	11,084,530

Schedule of Depreciation rates
Annual rate %
Commutation/transmission equipment	8 to 14.29
Fiber optic cables	4 to 10
Leased handsets	14.28 to 50
Infrastructure	4 to 20
Informatics assets	10 to 20
General use assets	10 to 20